Income tax benefit/(expense) - Disclosure of reconciliation of income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
PROFIT/(LOSS) BEFORE TAX	€ (114,119)	€ (11,486)	€ (98,629)
Tax calculated at domestic tax rates applicable to profits in the respective countries	26,212	2,953	23,400
Income not subject to tax (mainly R&D tax credit)	1,517	3,630	190
Expenses not deductible for tax purposes	(4,417)	(3,391)	(1,902)
Deferred tax asset not recognized	(24,977)	(3,896)	(23,360)
Utilization of previously unrecognized tax losses	246	172	(1,593)
Income tax credit/withholding tax/other adjustments	258	168	553
Effect of change in applicable tax rate	(12)	(34)	(160)
Exchange differences	7	(244)	(25)
Income tax of prior years	93	(119)	98
Minimum income tax	(1)	0	(2)
INCOME TAX BENEFIT/(EXPENSE)	€ (1,073)	€ (761)	€ (2,800)
Effective income tax rate	0.00%	0.00%	0.00%